Condensed Financial Information of the Company - Consolidated Statement of Comprehensive income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues	¥ 884,066	$ 128,178	¥ 784,616	¥ 1,552,645
Cost of revenues	(252,561)	(36,618)	(257,656)	(475,378)
Gross profit	631,505	91,560	526,960	1,077,267
Operating expenses
Research and development	(180,957)	(26,236)	(211,594)	(455,179)
General and administrative	(214,337)	(31,076)	(191,868)	(380,533)
Interest income (expense), net	35,710	5,177	25,391	35,655
Foreign exchange (losses) gains, net	(95,434)	(13,837)	24,288	39,393
Other income (expense), net	101,265	14,681	252,998	1,081,506
Income (loss) before income taxes	(545,780)	(79,130)	(339,571)	508,247
Income tax (expenses) benefits	25,089	3,638	(13,633)	(97,090)
Net income (loss)	(513,475)	(74,446)	(351,126)	416,732
Other comprehensive (loss) income, net of tax of nil
Unrealized losses on available-for-sale securities, net	(8,269)	(1,199)		(7,251)
Foreign currency translation adjustments	271,640	39,384	(75,536)	(167,476)
Total comprehensive income (loss) attributable to Cheetah Mobile Inc.	(247,789)	(35,925)	(426,204)	242,299
Parent Company [Member]
Operating expenses
Research and development			(3)	(482)
General and administrative	(23,615)	(3,424)	(21,978)	(45,159)
Total operating expenses	(23,615)	(3,424)	(21,981)	(45,641)
Equity in loss of subsidiaries	(471,710)	(68,391)	(352,616)	(168,217)
Interest income (expense), net	3,211	466	(9)	2,325
Foreign exchange (losses) gains, net	280	41	71	(315)
Other income (expense), net	(25,441)	(3,689)	35,537	711,629
Income (loss) before income taxes	(517,275)	(74,997)	(338,998)	499,781
Income tax (expenses) benefits	3,800	551	(12,128)	(83,049)
Net income (loss)	(513,475)	(74,446)	(351,126)	416,732
Other comprehensive (loss) income, net of tax of nil
Unrealized losses on available-for-sale securities, net	(8,269)	(1,199)		(7,250)
Foreign currency translation adjustments	273,955	39,720	(75,078)	(167,183)
Other comprehensive (loss) income	265,686	38,521	(75,078)	(174,433)
Total comprehensive income (loss) attributable to Cheetah Mobile Inc.	¥ (247,789)	$ (35,925)	¥ (426,204)	¥ 242,299